RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party relationships
Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Blue I.T. Technologies Limited (“Blue IT”)	A company 100% owned by Ms. Kou Xiaohong
Harvest Century International Ltd. (“HCI”)	A company 100% owned by Ms. Kou Xiaohong
Xuntong Tianxia Limited (“Xuntong”)	A company under the significant influence of a senior management of the Company
Jiuzhou Changxiang Technologies (Beijing) Limited (“Jiuzhou Changxiang”)	A company under the significant influence of a senior management of the Company

Schedule of related party balances
	Xuntong	Jiuzhou Changxiang	Ms. Kou Xiaohong	Total

Balance as of January 1, 2012	—	—	(18)	(18)

Receivables from Xuntong for services provided	13,000	—	—	13,000
Cash received from Xuntong	(4,360)	—	—	(4,360)
Service fee charged by Jiuzhou Changxiang	—	(4,139)	—	(4,139)
Service fee paid to Jiuzhou Changxiang	—	3,095	—	3,095
Balance as of December 31, 2012	8,640	(1,044)	(18)	7,578
Cash received from Xuntong	(8,499)	—	—	(8,499)
Service fee charged by Jiuzhou Changxiang	—	(1,614)	—	(1,614)
Service fee paid to Jiuzhou Changxiang	—	1,814	—	1,814
Balance as of December 31, 2013	141	(844)	(18)	(721)
Balance as of December 31, 2013 (US$’000)	23	(139)	(3)	(119)